PROPERTY AND EQUIPMENT	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
PROPERTY AND EQUIPMENT

NOTE 6 – PROPERTY AND EQUIPMENT

Property and equipment at March 31, 2012 and June 30, 2011 consists of the following:

	March 31, 2012	June 30, 2011
Equipment	$84,853	$89,691
Furniture and Fixtures	69,953	59,115

Automobiles	58,000	58,000

Subtotal	206,806	206,806
Less Accumulated Depreciation	(205,976)	(205,034)
Total net fixed assets	$829	$1,771

Depreciation expenses were $ 942 and $ 2,246 for the period ended March 31, 2012 and 2011, respectively.